Business Combinations (Details) - Schedule of purchase price allocation	Dec. 31, 2020 USD ($)
Schedule of purchase price allocation [Abstract]
Cash and cash equivalents	$ 630,056
Other receivables and prepayment	2,327
Other receivables – related party	274,543
Property, plant and equipment, net	31,248
Intangible assets	615,830
Total assets	1,554,004
Other payables – related parties	(24,901)
Accrued expenses and other liabilities	(33,598)
Total liabilities	(58,499)
Net assets acquired for shares issued	$ 1,495,505